UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		April 28, 2011
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		122
						----

Form 13F Information Table Value Total:		$165,073
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON'S INC		COM		002535300	1272		50174	SH		Sole				9975		40199
ABBOTT LABS 		COM		002824100	1476		30100	SH		Sole				4700		25400
ACE LTD			SHS		h0023r105	713		11020	SH		Sole				11020
ADVANCED AUTO PARTS	COM		00751y106	1896		28900	SH		Sole				8450		20450
AGILENT TECHNOLOGIES 	COM		00846u101	2407		53750	SH		Sole				8300		45450
ALLSTATE CORP		COM		020002101	533		16780	SH		Sole				16780
AMERICAN MED SYSTEMS 	COM		02744m108	882		40750	SH		Sole				7800		32950
AMETEK INC		COM		031100100	1665		37950	SH		Sole				5875		32075
AMGEN INC 		COM		031162100	587		10980	SH		Sole				10980
APOLLO GROUP INC	CL A		037604105	2423		58100	SH		Sole				13650		44450
APPLE INC		COM		037833100	5271		15125	SH		Sole				3275		11850
APPLIED MATERIALS INC	COM		038222105	2840		181800	SH		Sole				48500		133300
ARRAY BIOPHARMA INC	COM		04269x105	402		131250	SH		Sole				25650		105600
ARRIS GROUP INC		COM		04269q100	929		72900	SH		Sole				13900		59000
ASSOCIATED BANC CORP	COM		045487105	804		54150	SH		Sole				10500		43650
ATWOOD OCEANICS		COM		050095108	861		18550	SH		Sole				3650		14900
BAKER HUGHES INTL	COM		057224107	3326		45300	SH		Sole				13000		32300
BANK OF NY MELLON CORP	COM		064058100	663		22194	SH		Sole				22194
BAXTER INTERNATIONAL 	COM		071813109	2667		49600	SH		Sole				7750		41850
BHP BILLITON LTD ADR	SPONS ADR	088606108	2714		28310	SH		Sole				8510		19800
BIOMARIN PHARMA INC	COM		09061g101	558		22200	SH		Sole				4350		17850
BROADRIDGE FIN SOLTNS 	COM		11133t103	836		36850	SH		Sole				7850		29000
BROOKDALE SNR LIVING	COM		112463104	1415		50550	SH		Sole				9550		41000
CANADIAN NAT RES LTD	COM		136385101	2032		41100	SH		Sole				6300		34800
CAREER EDUCATION CORP	COM		141665109	635		27950	SH		Sole				5550		22400
CENOVUS ENERGY INC	COM		15135u109	333		8460	SH		Sole				8460
CHARLES SCHWAB CORP	COM		808513105	294		16300	SH		Sole				16300
CHEVRON CORP		COM		166764100	232		2160	SH		Sole				2160
CISCO SYSTEMS INC	COM		17275r102	1750		102020	SH		Sole				26570		75450
CITIGROUP INC		COM		172967101	138		31196	SH		Sole				31196
CME GROUP INC		COM		12572q105	2156		7150	SH		Sole				1150		6000
COCA COLA CO		COM		191216100	1526		23000	SH		Sole				3600		19400
COLGATE-PALMOLIVE CO	COM		194162103	1482		18350	SH		Sole				2850		15500
COLLECTIVE BRANDS INC	COM		19421w100	697		32300	SH		Sole				6250		26050
CONOCOPHILLIPS		COM		20825c104	402		5040	SH		Sole				5040
CONSTELLATION ENERGY 	COM		210371100	279		8950	SH		Sole				8950
CVS CAREMARK CORP	COM		126650100	201		5860	SH		Sole				5860
DELL INC		COM		24702r101	2971		204750	SH		Sole				49900		154850
DUN & BRADSTREET CORP	COM		26483e100	323		4020	SH		Sole				4020
ELECTRONIC ARTS INC COM	COM		285512109	3137		160600	SH		Sole				35800		124800
ENTEGRIS INC		COM		29362u104	866		98600	SH		Sole				18900		79700
EXXON MOBIL CORP	COM		30231G102	5283		62800	SH		Sole				9700		53100
FEDERATED INVESTORS INC	CL B		314211103	888		33200	SH		Sole				6650		26550
FIRST NIAGARA FINL GRP	COM		33582v108	714		52600	SH		Sole				10250		42350
FLOWERS FOODS INC	COM		343498101	820		30100	SH		Sole				5800		24300
FOREST LABS INC		COM		345838106	427		13210	SH		Sole				13210
FRANKLIN RESOURCES INC	COM		354613101	2908		23250	SH		Sole				6350		16900
FREEPORT MCMORAN C & G 	COM		35671d857	1367		24600	SH		Sole				3800		20800
GENERAL ELECTRIC CO	COM		369604103	1682		83880	SH		Sole				22130		61750
GILEAD SCIENCES INC COM	COM		375558103	3253		76600	SH		Sole				19600		57000
GOLDMAN SACHS GROUP INC	COM		38141g104	522		3290	SH		Sole				3290
GOOGLE INC		CL A		38259p508	4002		6820	SH		Sole				1520		5300
HANOVER INS GROUP INC	COM		410867105	943		20850	SH		Sole				4050		16800
HESS CORP		COM		42809h107	274		3210	SH		Sole				3210
HEWLETT-PACKARD CO	COM		428236103	3265		79700	SH		Sole				17300		62400
HSN INC			COM		404303109	916		28600	SH		Sole				5450		23150
IMMUCOR INC		COM		452526106	539		27250	SH		Sole				5400		21850
IMMUNOGEN INC		COM		45253h101	415		45750	SH		Sole				9000		36750
INGRAM MICRO INC CL A	CL A		457153104	270		12830	SH		Sole				12830
INTEL CORP		COM		458140100	1396		69200	SH		Sole				10800		58400
INTL BUSINESS MACHINES	COM		459200101	2381		14600	SH		Sole				2250		12350
INVST TECHNOLOGY GRP 	COM		46145f105	749		41160	SH		Sole				7700		33460
ITT CORP		COM		450911102	328		5470	SH		Sole				5470
J P MORGAN CHASE & CO	COM		46625h100	768		16666	SH		Sole				16666
JACOBS ENGR GROUP INC	COM		469814107	1610		31300	SH		Sole				4900		26400
JONES GROUP INC		COM		48020t101	849		61750	SH		Sole				12650		49100
KAR AUCTION SERVICES 	COM		48238t109	894		58300	SH		Sole				11600		46700
L-3 CMMNCTNS HLDGS	COM		502424104	1973		25200	SH		Sole				3950		21250
LIBERTY MEDIA STARZ A	COM CL A	53071m708	1316		16960	SH		Sole				4260		12700
LIFE TECHNOLOGIES CORP	COM		53217v109	2099		40050	SH		Sole				6250		33800
LOEWS CORP		COM		540424108	276		6415	SH		Sole				6415
MARATHON OIL		COM		565849106	886		16620	SH		Sole				16620
MASTERCARD INC		CL A		57636q104	2940		11680	SH		Sole				3130		8550
MAXIMUS INC		COM		577933104	568		7000	SH		Sole				1400		5600
MCDONALDS CORP		COM		580135101	1472		19350	SH		Sole				3050		16300
MEDNAX INC		COM		58502b106	969		14550	SH		Sole				2800		11750
MICROMET INC		COM		59509c105	1395		248958	SH		Sole				60950		188008
MICROSOFT CORP		COM		594918104	3830		150861	SH		Sole				46361		104500
MINE SAFETY APPLIANCES	COM		602720104	1117		30450	SH		Sole				5800		24650
MONOLITHIC POWER SYS 	COM		609839105	679		47850	SH		Sole				9200		38650
MONTPELIER RE HOLDINGS 	SHS		g62185106	940		53200	SH		Sole				10250		42950
NATIONAL FNCL PARTNERS	COM		63607p208	872		59100	SH		Sole				11500		47600
NATIONAL OILWELL VARCO 	COM		637071101	2872		36225	SH		Sole				10475		25750
NAVIGANT CONSULTING INC	COM		63935n107	842		84300	SH		Sole				17350		66950
NEWS CORP		CL A		65248e104	312		17750	SH		Sole				17750
NIKE CORP		CL B		654106103	1321		17450	SH		Sole				2750		14700
NORTHROP GRUMMAN CORP	COM		666807102	258		4110	SH		Sole				4110
NOVARTIS AG		SPONS ADR	66987v109	341		6280	SH		Sole				6280
OMNICOM GROUP		COM		681919106	1555		31700	SH		Sole				4950		26750
ONYX PHARMA INC		COM		683399109	728		20700	SH		Sole				8050		12650
ORACLE CORP		COM		68389x105	1906		57000	SH		Sole				8900		48100
PARTNERRE LTD		COM		g6852t105	559		7050	SH		Sole				7050
PEPSICO INC COM		COM		713448108	1411		21900	SH		Sole				3400		18500
PFIZER INC		COM		717081103	223		10956	SH		Sole				10956
PHILIP MORRIS INTL	COM		718172109	4683		71350	SH		Sole				16750		54600
QUALCOMM INC		COM		747525103	3992		72800	SH		Sole				18450		54350
REDWOOD TRUST INC	COM		758075402	541		34800	SH		Sole				7100		27700
RITCHIE BROS AUCTNRS 	COM		767744105	1067		37900	SH		Sole				7950		29950
SANDERSON FARMS INC	COM		800013104	833		18150	SH		Sole				3500		14650
SANOFI-AVENTIS		SPONS ADR	80105n105	334		9470	SH		Sole				9470
SEALED AIR CORP		COM		81211k100	1049		39350	SH		Sole				7550		31800
SERVICE CORP INTL	COM		817565104	1154		104300	SH		Sole				20000		84300
SILICON LABORATORIES 	COM		826919102	739		17100	SH		Sole				3300		13800
SMART BALANCE INC	COM		83169y108	606		132000	SH		Sole				25250		106750
SMART TECHNOLOGIES INC	CL A		83172r108	1046		102450	SH		Sole				23700		78750
SNAP-ON INC		COM		833034101	1126		18750	SH		Sole				3900		14850
SPDR GOLD TRUST ETF	GOLD SHS	78463v107	601		4300	SH		Sole				4300
STATE STREET CORP	COM		857477103	2191		48750	SH		Sole				12450		36300
STERIS CORP		COM		859152100	979		28350	SH		Sole				5900		22450
STRAYER EDUCATION INC	COM		863236105	202		1550	SH		Sole				1550
SYMANTEC CORP		COM		871503108	376		20270	SH		Sole				20270
SYNOPSYS INC		COM		871607107	860		31100	SH		Sole				5650		25450
TECH DATA CORP.		COM		878237106	1076		21150	SH		Sole				4350		16800
TESORO CORP		COM		881609101	1018		37950	SH		Sole				7200		30750
TEXAS INSTRUMENTS INC	COM		882508104	2834		82000	SH		Sole				23150		58850
THE MCGRAW-HILL COMPNS	COM		580645109	2258		57300	SH		Sole				8850		48450
TOWERS WATSON & CO	CL A		891894107	798		14390	SH		Sole				2550		11840
UNITED TECHNOLOGIES 	COM		913017109	1524		18000	SH		Sole				2800		15200
VISA INC		COM CL A	92826c839	207		2810	SH		Sole				2810
VODAFONE GROUP		SPONS ADR	92857w209	2458		85500	SH		Sole				24000		61500
WELLS FARGO & CO	COM		949746101	256		8072	SH		Sole				8072
ZIMMER HOLDINGS INC	COM		98956p102	2548		42100	SH		Sole				11250		30850